Commitments and Contingencies - Schedule of Associated Expense Recognized in Prior Periods (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Associated Expense Recognized in Prior Periods [Abstract]
Accrued separation expense		$ 4,680,000
Stock based compensation for RSU issued upon separation		1,724,914
Other payments		283,314
Forfeiture of RSUs	[1]	(6,702,745)
Severance expense, net		$ (14,516)		$ 19,162,500

[1]	Reversal of previously recognized stock-based compensation expense.